SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Computers	3 – 4 years
Molds	3 – 10 years
Equipment and furniture	10 – 17 years

Schedule of Allowance for Credit Losses
	2025	2024	2023
Balance at beginning of year	2,749	2,254	1,318
Current-period provision	454	572	1,020
Write-offs charged against the Allowance and revaluation	24	(77)	(84)
Balance at end of year	3,227	2,749	2,254

Schedule of Accrued Warranty
	2025	2024	2023
Balance at beginning of year	722	1,476	1,418
Cost incurred	(1,280)	(1,909)	(2,304)
Expense recognized	1,489	1,155	2,362
Balance at end of year	931	722	1,476